Debt Facilities - Mezzanine Credit Facility - Additional Information (Details) - SG Enterprises II, LLC - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015
Mezzanine Credit Facility
Line Of Credit Facility [Line Items]
Long-term debt		$ 5,000,000
Term Borrowings | Mezzanine Credit Facility
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 5,000,000
Line of credit facility, interest rate description		Interest on the term loan accrues at a fixed per year rate equal to 18.0% and is payable monthly.
Line of credit facility, fixed interest rate		18.00%
Monthly installments of principal beginning in October 2017		$ 138,889,000
Mezzanine Credit Facility
Line Of Credit Facility [Line Items]
Minimum percentage of revenue required under credit facility		80.00%
Debt instrument, covenant description	The mezzanine credit facility contains customary conditions to borrowing and affirmative and negative covenants, including covenants that restrict our and our subsidiaries’ ability to, among other things, dispose of assets, merge with or acquire other entities, incur indebtedness, grant liens on our assets, make distributions to holders of our capital stock, make investments or engage in transactions with our affiliates. The mezzanine credit facility also requires us to maintain minimum revenues of at least 80% of our board-approved annual operating plan, measured quarterly on a year-to-date basis. Substantially all of our assets other than intellectual property are pledged as collateral under the mezzanine credit facility.
Long-term debt		$ 5,000,000
Unamortized debt discounts and issuance costs		$ 128,000